COLUMBIA FUNDS VARIABLE INSURANCE TRUST
              Columbia Federal Securities Fund, Variable Series
                                (the "Fund")
                Supplement to Prospectuses dated May 1, 2007


The paragraph describing the portfolio manager of the Fund under the section entitled TRUST MANAGEMENT ORGANIZATIONS: PORTFOLIO MANAGERS AND INVESTMENT SUB-ADVISOR is removed and replaced by the following disclosure to reflect the addition of Jonathan P. Carlson as sole portfolio manager:

Columbia Federal Securities Fund, Variable Series


Jonathan P. Carlson, a portfolio manager of Columbia Advisors, is the manager for the Fund and has managed the Fund since June, 2007. Prior to joining Columbia Advisors in June, 2007, Mr. Carlson was a portfolio manager and a partner at Merganser Capital Management since August, 2004. Prior to August, 2004, Mr. Carlson was a portfolio manager and mortgage-backed securities specialist at CIGNA Investment Management from August, 2002 to August, 2004. Prior to August, 2002, Mr. Carlson was a portfolio manager at Zurich Scudder Investments from January, 1998 to August, 2002.

The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.



                                                                  June 22, 2007

                      COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                  Columbia Federal Securities Fund, Variable Series
                                (the "Fund")
   Supplement to the Statement of Additional Information Dated May 1, 2007


     The following information as it pertains to the Fund is revised as follows:

     . The following table under the heading "Other Accounts Managed by Portfolio Managers" is revised and replaced in its entirety:

                        Other SEC-registered open-end       Other pooled investment
  Portfolio Manager          and closed-end funds                  vehicles                    Other accounts
----------------------------------------------------------------------------------------------------------------------
                          Number of                        Number of                      Number of
                          accounts          Assets          accounts        Assets        accounts         Assets
----------------------------------------------------------------------------------------------------------------------
Jonathan P. Carlson*         0          $0                      0         $0            3         $    250,000


*Account information is provided as of May 31, 2007.



     . The following table under the heading "Ownership of Securities" is revised and replaced in its entirety:

                                    Dollar Range of Equity Securities
      Portfolio Manager               in the Fund Beneficially Owned
-------------------------------------------------------------------------
Jonathan P. Carlson*                              None


*Account information is provided as of May 31, 2007.


     . The following table under the heading "Compensation" is revised and replaced in its entirety:

----------------------------------------------------------------------------------------------------------------
       Portfolio Manager                     Performance Benchmark                   Peer Group
----------------------------------------------------------------------------------------------------------------
Jonathan P. Carlson                           Citigroup Government/Mortgage Index       Lipper General U.S. Government
                                              Citigroup Mortgage Index                  Variable Underlying Funds
                                                                                        Classification





                                                                  June 22, 2007